DEFERRED COMPENSATION/NQDC (Details) (USD $)				0 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 09, 2013 Chief Executive Officer [Member]	Apr. 28, 2011 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]
DEFERRED COMPENSATION/NQDC (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)				5,000,000	2,000,000	5,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued				$ 180,000	$ 180,000	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 832,474	$ 820,474	$ 884,474